August 29, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Post-Effective Amendment No. 315 (File No. 033-42484) and Amendment No. 316 (File No. 811-06400) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 315 and, under the Investment Company Act of 1940, as amended, Amendment No. 316 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of, among other things, (1) changing the name, investment objective, and principal investment strategies and risks of the Westwood Low Volatility Equity Fund, the Westwood Short Duration High Yield Fund and the Westwood Market Neutral Income Fund, each a series of the Trust (each, a “Fund”), and (2) implementing a fulcrum fee structure for each Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4660.

Sincerely,

/s/ Christine M. Nassauer

Christine M. Nassauer

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001